FINANCIAL RISK FACTORS - Foreign currency sensitivity (Details) - Currency risk - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
USD
FINANCIAL RISK FACTORS
Increase in rate	10.00%	10.00%
Decrease in rate	(10.00%)	(10.00%)
Increase in effect on profit before tax	£ 4,302	£ 250
Decrease in effect on profit before tax	(4,302)	(250)
Increase in effect on pre-tax equity		87
Decrease in effect on pre-tax equity		£ (87)
CAD
FINANCIAL RISK FACTORS
Increase in rate	10.00%	10.00%
Decrease in rate	(10.00%)	(10.00%)
Increase in effect on profit before tax	£ 1,471	£ 1,611
Decrease in effect on profit before tax	£ (1,471)	(1,611)
Increase in effect on pre-tax equity		3,208
Decrease in effect on pre-tax equity		£ (3,208)